Summary of Significant Accounting Policies (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Rice Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per share of common stock
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator: Income allocable to redeemable Class A common stock
Income from investments held in Trust Account	$5,752	$43,263
Less: Company’s portion available to be withdrawn to pay taxes	(5,752)	(43,263)
Net income attributable to redeemable Class A common stock	$—	$—
Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding, redeemable Class A common stock	23,725,000	23,725,000
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.00
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Non-redeemable Class A and Class B common stock
Numerator: Net income (loss) minus net income allocable to redeemable Class A common stock
Net income (loss)	$(114,348,270)	$(105,576,176)
Net income allocable to redeemable Class A common stock	—	—
Net income (loss) attributable to non-redeemable Class A and Class B common stock	$(114,348,270)	$(105,576,176)
Denominator: Weighted average non-redeemable Class A and Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	5,933,850	5,933,850
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock	$(19.27)	$(17.79)

Schedule of assets and liabilities included in the consolidated balance sheet
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$239,306,203	$—	$239,306,203
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$401,845	$—	$401,845
Deferred legal fees	187,500	—	187,500
Deferred underwriting commissions	7,610,750	—	7,610,750
Warrant liabilities	—	42,588,487	42,588,500
Total liabilities	8,200,095	42,588,487	50,788,595
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	(32,447,380)	183,517,620
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	213	325	538
Class B common stock – $0.0001 par value	593	—	593
Additional paid-in-capital	15,463,913	12,028,186	27,492,099
Accumulated deficit	(312,126)	(21,316,943)	(21,629,069)
Total Rice Acquisition Corp equity	15,152,593	(41,735,825)	5.864,161
Non-controlling interest in subsidiary	(11,485)	(852,675)	(864,160)
Total stockholders’ equity	15,141,108	—	5,000,001
Total liabilities and stockholders’ equity	$239,306,203	$—	$239,306,203
	As of October 26, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$240,445,800	$—	$240,445,800
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,256,827	$—	$1,256,827
Deferred legal fees	187,500	—	187,500
Deferred underwriting commissions	7,610,750	—	7,610,750
Warrant liabilities	—	22,860,020	22,860,020
Total liabilities	9,055,077	22,860,020	31,915,097
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	(12,434,304)	203,530,696
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	213	124	441
Class B common stock – $0.0001 par value	618	—	337
Additional paid-in-capital	15,560,408	(7,890,816)	7,669,592
Accumulated deficit	(131,265)	(2,441,138)	(2,572,403)
Total Rice Acquisition Corp equity	15,429,974	(10,331,830)	5,098,144
Non-controlling interest in subsidiary	(4,251)	(93,886)	(98,137)
Total stockholders’ equity	15,425,723	(10,425,716)	5,000,007
Total liabilities and stockholders’ equity	$240,445,800	$—	$240,445,800

Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per share of common stock
	For the six months ended
Earnings per common unit	June 30, 2021	June 30, 2020
Net income (loss) attributable to the Company (thousands of $)	84,760	(6,641)
Weighted average number of common units outstanding (thousands of shares)	479,966	479,966
Earnings (loss) per common unit ($)	0.18	(0.01)

Earnings per common unit	December 31, 2020	December 31, 2019	December 31, 2018
Net loss attributable to the Company (thousands of $)	(30,001)	(27,031)	(24,758)
Weighted average number of common units outstanding (thousands of shares)	479,966	479,966	479,966
Earnings (loss) per common unit ($)	(0.06)	(0.06)	(0.05)

Schedule of company’s revenue by major source
	Six Months Ended June 30,
	2021	2020
Major goods/services Line:
Gas commodity	$14,574	10,947
Gas renewable attributes	41,148	21,932
Gas service	706	483
Electric commodity	19,610	18,702
Electric service	3,430	4,256
Electric renewable attributes	5,016	6,329
Construction	24	7,246
	$84,508	69,895

Operating Segments
RNG	$56,452	40,607
LFGTE	28,056	29,288
	$84,508	69,895

	Years Ended December 31,
Major goods/service Line:	2020	2019	2018
Gas commodity	$23,730	23,968	27,342
Gas renewable attributes	51,413	40,374	65,895
Electric commodity	35,359	38,503	44,007
Electric operations and maintenance	11,003	8,046	7,851
Electric renewable attributes	11,075	9,598	10,017
Construction	9,983	12,497	13,172
	$142,563	132,986	168,284

Operating Segments
RNG	$85,126	76,839	106,409
LFGTE	57,437	56,147	61,875
	$142,563	132,986	168,284

Schedule of straight-line method over the estimated useful lives of the asset
Depreciable life – in years
Buildings	20 – 40
Machinery and equipment	10 – 20
Furniture and fixtures	5

Depreciable life – in years
Buildings	20 – 40
Machinery and equipment	10 – 20
Furniture and fixtures	5

Schedule of assets and liabilities included in the consolidated balance sheet
In $000s
Current assets:
Accounts receivable	2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Non current assets:
Property and equipment	4,906
Intangible assets	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total non current assets	64,134
Total assets held for sale	70,034

Current liabilities
Trade accounts payable	824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Non current liabilities
Below market contracts	6,060
Asset retirement obligations	3,584
Total non current liabilities	9,644
Total liabilities held for sale	12,534

In $000s
Current assets:
Accounts receivable	2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Noncurrent assets:
Property and equipment	4,906
Intangible assets	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total noncurrent assets	64,134
Total assets held for sale	70,034

Current liabilities
Trade accounts payable	824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Noncurrent liabilities
Below market contracts	6,060
Asset retirement obligations	3,584
Total noncurrent liabilities	9,644
Total liabilities held for sale	12,534